GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.1 - Schedule 3

Unique ID	LOANID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	DBRS Compliance Grade	Fitch Compliance Grade	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category
843202322	XXX	XXX	First	FIXED	Purchase	Owner Occ	7/XX/2000	12/XX/2000	XXXX	XXX	XXX	NO	*Not Applicable	3	B	B	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Waiver of Borrower's Rights [2] State - Missing XXXX Foreclosure Disclosure / Notice Pursuant To XXXX Section 7-1	Finance charges under disclosed by $439.05 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose the tax service fee $62, flood cert fee $15, closing fee $350 or courier fee of $15 as prepaid finance charges.
																				APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired
843202319	XXX	XXX	First	ARM	Purchase	Owner Occ	9/XX/2007	11/XX/2007	XXXX	XXX	XXX	NO	*Not Applicable	3	B	B	[3] Finance Charge underdisclosed >$100 for Purchase
[3]   TIL Incomplete
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
Final TIL incomplete due to the payment stream being illegible.
Finance charges under disclosed by $596.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
																			NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required